CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated losses Cumulative effect period adjusted balance CNY (¥)	Accumulated losses CNY (¥)	Noncontrolling interests CNY (¥)	Cumulative effect period adjusted balance CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2019	¥ 286	¥ (102,222)	¥ 1,902,105	¥ 1,900	¥ 52,308		¥ (792,985)	¥ 5,013		¥ 1,066,405
Beginning Balance (in shares) at Dec. 31, 2019 | shares	430,463,797	7,780,062
Changes in invested/shareholders' equity
Share-based compensation			(4,329)							(4,329)
Net loss							(304,147)	(4,046)		(308,193)
Exercise of share based awards		¥ 13,367	(11,825)							1,542
Exercise of share based awards (in shares) | shares		943,745
Share-based awards to employees of non-platform business			171							171
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of Non-platform business			(171)							(171)
Currency translation adjustment					(51,306)			(731)		(52,037)
Noncontrolling interests arising from business combinations								23,597		23,597
Ending Balance at Dec. 31, 2020	¥ 286	¥ (88,855)	1,885,951	1,900	1,002	¥ (2,802)	(1,099,934)	23,833	¥ (2,802)	724,183
Ending balance (in shares) at Dec. 31, 2020 | shares	430,463,797	6,836,317
Changes in invested/shareholders' equity
Share-based compensation			17,357							17,357
Net loss							(199,785)	(4,403)		(204,188)
Exercise of share based awards		¥ 725	(721)							4
Exercise of share based awards (in shares) | shares		50,000
Share-based awards to employees of non-platform business			42							42
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of Non-platform business			(42)							(42)
Statutory reserves				127			(127)
Currency translation adjustment					(16,421)			(172)		(16,593)
Ending Balance at Dec. 31, 2021	¥ 286	¥ (88,130)	1,902,587	2,027	(15,419)		(1,299,846)	19,258		520,763
Ending balance (in shares) at Dec. 31, 2021 | shares	430,463,797	(6,786,317)
Changes in invested/shareholders' equity
Share-based compensation			6,578							6,578
Net loss							(124,307)	(10,181)		(134,488)
Exercise of share based awards		¥ 10,631	(10,488)							143
Exercise of share based awards (in shares) | shares		770,500
Share-based awards to employees of non-platform business			17							17
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of Non-platform business			(17)							(17)	$ (2)
Currency translation adjustment					53,360			(11)		53,349
Ending Balance at Dec. 31, 2022	¥ 286	¥ (77,499)	1,891,266	¥ 2,027	¥ 37,941		¥ (1,424,153)	6,457		436,325	$ 63,261
Ending balance (in shares) at Dec. 31, 2022 | shares	430,463,797	6,015,817
Changes in invested/shareholders' equity
Accretion of mezzanine equity			(7,353)							(7,353)
Share-based compensation settled by subsidiaries' shares			¥ (58)					58
Deconsolidaton of a subsidiary								(3,244)		(3,244)
Redeemable non-controlling interest shareholder exercise of put option								¥ 577		¥ 577